INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Intangible Assets Details 1
2016		$ 569,000
2017		569,000
2018		569,000
2019		569,000
2020		464,000
Thereafter		534,000
Total	$ 3,132,000	$ 3,274,000